ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Accounts receivable	146,389	123,105	19,318
Less: allowance for doubtful accounts	(80,230)	(83,456)	(13,096)

	66,159	39,649	6,222

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Balance, beginning of year	82,495	80,230	12,590
Additions for the current year	350	5,934	931
Recovery	(2,615)	(2,708)	(425)

Balance, end of year	80,230	83,456	13,096